Trade Payables, Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of December 31, 2025	As of December 31, 2024
Product development related expenses	13,156	13,702
Personnel related expenses	4,491	3,696
General and administration related expenses	1,385	749
Other payables	935	51
Total	19,967	18,198